Share Capital	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share capital
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2020	4,151,787,517	3,729,407,107	349	308	657
Repurchases of shares	(50,548,018)	(23,223,271)	(4)	(2)	(6)
At June 30, 2020	4,101,239,499	3,706,183,836	345	306	651
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(139,414,447)	—	(12)	—	(12)
At June 30, 2019	4,332,474,849	3,745,486,731	365	309	674
1.    Share capital at June 30, 2020 also included 50,000 issued and fully paid sterling deferred shares of £1 each.
At Royal Dutch Shell plc’s Annual General Meeting on May 19, 2020 the Board was authorised to allot ordinary shares in Royal Dutch Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Royal Dutch Shell plc, up to an aggregate nominal amount of €182.7 million (representing 2,611 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 19, 2021, and the end of the Annual General Meeting to be held in 2021, unless previously renewed, revoked or varied by Royal Dutch Shell plc in a general meeting.